Property, Equipment, and Leasehold Improvements - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and Other Amortization Expenses [Line Items]
Depreciation and amortization expense of property, equipment and leasehold improvements	$ 1,500,000	$ 1,200,000	$ 4,300,000	$ 3,400,000	$ 4,721,000	$ 4,168,000	$ 3,828,000